Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Curasset Capital Management Core Bond Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	0.98%
Curasset Capital Management Core Bond Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.23%
Curasset Capital Management Limited Term Income Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%	3.25%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	2.88%	(0.44%)
Bloomberg US 1-3 Yr Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%	2.94%